Segmented information (Schedule of geographical areas, revenue by customer location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue from external customers	$ 1,237,439	$ 1,472,366
Canada [Member]
Disclosure of operating segments [line items]
Revenue from external customers	418,636	553,411
United States [Member]
Disclosure of operating segments [line items]
Revenue from external customers	209,382	211,681
Switzerland [Member]
Disclosure of operating segments [line items]
Revenue from external customers	162,167	253,165
Germany [Member]
Disclosure of operating segments [line items]
Revenue from external customers	10,731	52,530
China [Member]
Disclosure of operating segments [line items]
Revenue from external customers	158,795	140,440
Peru [Member]
Disclosure of operating segments [line items]
Revenue from external customers	110,411	65,721
Philippines [Member]
Disclosure of operating segments [line items]
Revenue from external customers	71,506	84,687
United Kingdom [Member]
Disclosure of operating segments [line items]
Revenue from external customers	62,462	68,346
Other [Member]
Disclosure of operating segments [line items]
Revenue from external customers	$ 33,349	$ 42,385